UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3970

Smith Barney California Municipals Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: November 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

FORM N-Q

NOVEMBER 30, 2004

Smith Barney California Municipals Fund Inc.

Schedule of Investments (unaudited)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Education - 4.8%
		California Educational Facilities Authority Revenue:
$2,980,000	Aa3*	Claremont University Center, Series B, 5.000% due 3/1/24	$3,069,609
		Pepperdine University, Series A:
1,775,000	A1*	5.000% due 11/1/18	1,863,129
1,500,000	A1*	5.000% due 11/1/29	1,501,665
6,125,000	Ba1*	Pooled College & University Project, Series A, (Call 7/1/08 @ 101)	5,864,259
		5.500% due 7/1/15 (b)
1,000,000	A1*	Scripps College, 5.250% due 8/1/26	1,035,130
15,000,000	AAA	Stanford University, Series Q, 5.250% due 12/1/32 (c)	15,573,600
315,000	A-	California State Public Works Board, High Technology Facilities, Lease Revenue, San Jose Facilities, Series A, 7.750% due 8/1/06	333,793
2,000,000	AAA	California State University Foundation Revenue, Monterey Bay, MBIA-Insured, 5.350% due 6/1/31	2,097,100
5,000,000	AAA	Corona-Norco Unified School District, Special Tax, Community Facilities District No. 98-1, MBIA-Insured, 5.500% due 9/1/33	5,305,800
1,000,000	AAA	Fullerton University Foundation, Auxiliary Organization Revenue, Series A, MBIA-Insured, 5.750% due 7/1/30	1,093,650
1,250,000	AAA	San Diego Community College District, Lease Revenue, MBIA-Insured, (Call 12/1/06 @ 102), 6.125% due 12/1/16 (b)	1,371,750
2,600,000	AAA	Victor Valley Unified High School District, COP, MBIA-Insured, 5.750% due 11/1/17	2,736,162

			41,845,647

Electric, Light & Power - 4.4%
		California State Department of Water Resources, Power Supply Revenue:
2,200,000	A-1+	Series B-1, 1.650% due 5/1/22 (d)	2,200,000
550,000	A-1+	Series B-2, 1.740% due 5/1/22 (d)	550,000
3,700,000	A-1+	Series B-3, 1.660% due 5/1/22 (d)	3,700,000
1,800,000	A-1+	Series B-4, 1.630% due 5/1/22 (d)	1,800,000
1,000,000	A-1+	Series B-6, 1.640% due 5/1/22 (d)	1,000,000
9,000,000	A-1+	Los Angeles Water & Power Revenue, Sub-Series B-3, 1.680% due 7/1/34 (d)	9,000,000
4,350,000	A-1+	M-S-R Public Power Agency, (San Juan Project Revenue), Series F, MBIA-Insured, 1.650% due 7/1/22 (d)	4,350,000
		Northern California Power Agency, Public Power Revenue, (Geothermal Project No. 3) Series A:
360,000	BBB+	5.000% due 7/1/09	366,372
750,000	BBB+	Pre-Refunded—Escrowed with state and local government securities to 7/1/08 Call @ 100, 5.000% due 7/1/09	814,845
2,000,000	AAA	Redding Electric System Revenue COP, Regular Linked SAVRS & RIBS,
		MBIA-Insured, (Partially escrowed to maturity with U.S. Treasury Obligations), 6.368% due 7/1/22	2,408,300
6,000,000	AAA	Sacramento Municipal Utility District Electric Revenue, MBIA-Insured, Series N, 5.000% due 8/15/28	6,084,480
		Sacramento Power Authority, Cogeneration Project Revenue:
1,800,000	BBB	6.500% due 7/1/07	1,936,206
1,800,000	BBB	6.500% due 7/1/08	1,935,630
2,200,000	BBB	6.500% due 7/1/09	2,362,206

			38,508,039

Finance - 9.3%
10,000,000	AA	Beverly Hills PFA Lease Revenue, (Capital Improvements Project), Series A, 5.250% due 6/1/28	10,332,200
		California State Economic Recovery:
200,000	A-1+	Series C-1, 1.740% due 7/1/23 (d)	200,000
2,100,000	A-1+	Series C-4, 1.650% due 7/1/23 (d)	2,100,000
1,300,000	BBB+	Fresno Joint Powers Financing Authority Local Agency Revenue, Series A, 6.550% due 9/2/12	1,332,253
3,000,000	AAA	Long Beach Bond Finance Authority Lease Revenue, (Rainbow Harbor Refinancing Project), AMBAC-Insured, 5.250% due 5/1/24	3,146,790
6,500,000	AA	Los Angeles County Public Works Financing Authority Revenue, 5.000% due 10/1/19	6,840,535
2,000,000	AAA	Monrovia Financing Authority Lease Revenue, AMBAC-Insured, 5.125% due 12/1/31	2,051,120

See Notes to Schedule of Investments.

Smith Barney California Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Finance - 9.3% (continued)
$5,550,000	AAA	Pomona PFA Revenue, (Merged Redevelopment Project), Tax Allocation, Series AD, MBIA-Insured, 5.000% due 2/1/21	$5,767,116
2,000,000	AA-	Sacramento City Financing Authority Revenue, Capital Improvement: 5.625% due 6/1/30	2,144,280
		AMBAC-Insured:
		Series A:
5,070,000	AAA	5.500% due 12/1/20	5,638,955
6,300,000	AAA	5.500% due 12/1/21	6,980,022
1,600,000	AAA	Solid Waste & Redevelopment Project, 5.875% due 12/1/29	1,775,472
2,800,000	AAA	Salida Area Public Facilities Financing Agency Community Facilities District Special Tax Revenue No. 1988-1, FSA-Insured, 5.250% due 9/1/18	2,992,416
3,205,000	AAA	San Luis Obispo County Financing Authority Revenue, (Lopez Dam Improvement Project), Series A, MBIA-Insured, 5.375% due 8/1/30	3,356,629
2,875,000	AAA	Santa Ana Financing Authority Lease Revenue, (Police Administration & Holding Facilities), Series A, MBIA-Insured, 6.250% due 7/1/24	3,436,718
2,000,000	AAA	South Orange County PFA Special Tax Revenue, Series A, MBIA-Insured, 7.000% due 9/1/10 (e)	2,405,100
		Stockton PFA Lease Revenue, (Parking & Capital Projects),
		FGIC-Insured:
2,000,000	AAA	5.125% due 9/1/30	2,051,540
1,900,000	AAA	5.250% due 9/1/34	1,974,784
		Virgin Islands Public Finance Authority Revenue, Series A:
10,000,000	BBB	5.500% due 10/1/18 (c)	10,435,300
5,000,000	BBB	6.500% due 10/1/24	5,652,800

			80,614,030

General Obligation - 10.1%
2,000,000	AAA	Adelanto School District, Capital Appreciation, Series B, FGIC-Insured, zero coupon to yield 6.640% due 9/1/18	1,026,800
		California State:
5,925,000	A-1+	Series A-2, 1.630% due 5/1/33 (d)	5,925,000
		Veterans Bonds:
1,000,000	A	Series AT, 9.500% due 2/1/10	1,282,070
2,000,000	A	Series AU, 8.400% due 10/1/06	2,202,980
		Los Angeles Unified School District:
20,000,000	AAA	Series A, FSA-Insured, 5.000% due 7/1/24 (c)	20,733,200
14,230,000	AAA	Series E, MBIA-Insured, 5.125% due 7/1/22 (c)	15,019,623
4,000,000	AAA	Moreno Valley, Special Tax, Unified School District, Series A, FSA-Insured, 5.000% due 8/1/25	4,136,040
4,720,000	AAA	Pasadena Unified School District, Series A, FGIC-Insured, (Call 5/1/08 @101) 5.000%, due 5/1/20 (b)	5,181,002
3,000,000	AAA	Placentia-Yorba Linda Unified School District, Series B, FGIC-Insured, 5.500% due 8/1/27	3,244,980
1,000,000	A1*	San Diego Public Safety Communication Project, 6.650% due 7/15/11	1,181,980
		Santa Margarita/Dana Point Authority Revenue:
20,000,000	AAA	Series A, AMBAC-Insured, 5.125% due 8/1/18 (c)	21,246,000
1,500,000	AAA	Water Improvement Districts 3, 3A, 4 & 4A, Series B, MBIA-Insured, 7.250% due 8/1/14 (e)	1,915,095
4,000,000	AAA	Tahoe Truckee Unified School District, Improvement District No.1, Series A, FGIC-Insured, (Pre-Refunded — Escrowed with state and local government securities to 8/1/09 Call @ 101), 5.750% due 8/1/20	4,586,960

			87,681,730

Hospitals - 9.0%
		California Health Facilities Financing Authority Revenue:
705,000	A	Casa De Las Campanas, Series A, 5.500% due 8/1/12	755,527
		Catholic West, MBIA-Insured:
2,185,000	AAA	Series A, 5.125% due 7/1/24	2,259,006
815,000	AAA	Call 7/1/07 @ 102, 5.125% due 7/1/24 (b)	889,817
12,000,000	A3*	Cedars-Sinai Medical Center, Series A, 6.125% due 12/1/30 (c)	12,993,240
1,930,000	NR	Daniel Freeman Hospital, Series A, (Call 5/1/05 @ 102), 6.500% due 5/1/20 (b)	2,004,266
2,500,000	AAA	De Las Companas, Series A, AMBAC-Insured, 5.750% due 7/1/15	2,601,775
400,000	A-1+	Hospital Adventist, Series A, MBIA-Insured, 1.650% due 9/1/28 (d)	400,000

See Notes to Schedule of Investments.

Smith Barney California Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Hospitals - 9.0% (continued)
		Kaiser Permanente:
$3,500,000	AAA	Series A, FSA-Insured, 5.000% due 6/1/18 (f)	$3,716,580
1,750,000	AAA	Series B, 5.250% due 10/1/14 (f)	1,886,465
2,500,000	A	Marshall Hospital, Series A, 5.250% due 11/1/18	2,607,450
5,145,000	AAA	Stanford Health Care, Series A, FSA-Insured, 5.000% due 11/15/18	5,440,889
		Sutter Health, Series A:
		Series A, FSA-Insured:
1,470,000	AAA	5.125% due 8/15/17	1,557,730
1,500,000	AAA	5.250% due 8/15/27	1,547,085
2,000,000	AAA	Series A, MBIA-Insured, 5.000% due 8/15/19	2,097,540
325,000	A-1+	Series B, AMBAC-Insured, 1.630% due 7/1/12 (d)	325,000
		California Statewide Communities Development Authority Revenue COP:
4,515,000	AAA	Industrial Health Facilities, Unihealth America, Series A, AMBAC-Insured, 5.500% due 10/1/07 (f)	4,921,169
19,000,000	AAA	Kaiser Permanente, 5.300% due 12/1/15 (c)(f)	20,332,850
1,100,000	A	Solheim Lutheran Home, 6.500% due 11/1/17	1,127,170
4,000,000	AA-	St. Joseph’s Health System, 5.250% due 7/1/21	4,086,200
500,000	AAA	Sutter Health Obligated Group, MBIA-Insured, 6.000% due 8/15/25	520,945
1,000,000	AAA	Modesto Health Facilities Revenue, Memorial Hospital Association, Series B, MBIA-Insured, 5.125% due 6/1/17	1,059,310
2,000,000	AAA	San Bernardino County COP, (Capital Facility Project), Series B, 6.875% due 8/1/24 (f)	2,572,660
590,000	AAA	Santa Rosa Hospital Revenue, (Santa Rosa Hospital Memorial Project), 10.300% due 3/1/11(f)	736,603
1,250,000	NR	Sequoia Hospital District, 5.375% due 8/15/23 (f)	1,252,575

			77,691,852

Housing: Multi-Family - 1.8%
1,250,000	AAA	ABAG Finance Authority for Nonprofit Corp., MFH Revenue, (Edgewood Apartments Project), Series A, FNMA-Collateralized, 5.700% due 11/1/26 (g)	1,279,725
1,000,000	A-1+	California Housing Finance Agency Revenue, Multi-Family Housing, Series D, 1.740% due 2/1/31 (d)	1,000,000
6,000,000	NR	California Statewide Communities Development Authority, Multi-Family Revenue, Series E, FNMA-Collateralized, 6.400% due 6/1/28 (e)(g)	6,192,960
1,740,000	AAA	Riverside County Housing Authority, Multi-Family Housing Revenue, Brandon Place Apartments, Series B, FNMA-Collateralized, 5.625% due 7/1/29 (g)	1,849,429
660,000	AAA	San Francisco City & County Redevelopment Agency, Multi-Family Housing Revenue, 1045 Mission Apartments, Series C, GNMA-Collateralized, 5.200% due 12/20/17 (g)	675,088
1,500,000	Aaa*	San Jose MFH Revenue, Timberwood Apartments, Series A, 7.500% due 2/1/20	1,503,120
2,755,000	AAA	Victorville MFH Revenue, Wimbledon Apartments, Series A, GNMA-Collateralized, 6.300% due 4/20/31	2,850,488

			15,350,810

Housing: Single-Family - 3.4%
		California HFA Revenue Bonds, Home Mortgage:
		Capital Appreciation:
350,000	AA-	Series 1983-B, FHA-Insured, zero coupon to yield 9.910% due 8/1/15	142,964
310,000	AA-	Series 1984-B, zero coupon to yield 3.000% due 8/1/16	83,973
10,000	AA-	MGIC-Insured, 10.250% due 2/1/14	10,432
		Single-Family Mortgage:
835,000	AAA	Issue A-2, FHA-Insured, 6.350% due 8/1/15 (e)(g)	853,888
1,845,000	AAA	Series B-3, Class II, MBIA-Insured, 5.375% due 8/1/21 (g)	1,875,996
790,000	AAA	California Rural Home Mortgage Financing Authority, Single-Family Mortgage Revenue, Mortgage Backed Securities, Series D, GNMA/FNMA-Collateralized, 6.000% due 12/1/31(g)	826,316
10,000,000	AAA	California State Department of Veterans Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.350% due 12/1/27	10,242,600
270,000	AAA	Contra Costa County Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized, 7.750% due 5/1/22 (f)(g)	357,939

See Notes to Schdule of Investments.

Smith Barney California Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Housing: Single-Family - 3.4% (continued)
$20,000	Aaa*	Los Angeles Home Mortgage Revenue bonds, (Second Mortgage Project), GNMA-Collateralized, 8.100% due 5/1/17	$20,619
115,000	AAA	Martinez Home Mortgage Revenue, (Escrowed to maturity with cash), 10.750% due 2/1/16	163,487
3,325,000	AAA	Perris Single-Family Mortgage Revenue, Series A, Mortgage-Backed Securities Program, GNMA-Collateralized, 8.300% due 12/1/13 (f)(g)	4,100,889
6,000,000	AAA	Pleasanton-Suisun City HFA, Home Mortgage Revenue, Series A, MBIA-Insured, zero coupon to yield 6.100% due 10/1/16 (f)	3,614,940
		Riverside County Single-Family Mortgage Revenue, Mortgage-Backed Securities Program, GNMA Collateralized:
2,620,000	AAA	8.300% due 11/1/12 (f)(g)	3,437,807
1,000,000	AAA	Series A, 7.800% due 5/1/21 (f)(g)	1,387,150
1,500,000	AAA	Sacramento County Single-Family Mortgage Revenue, Issue A, GNMA-Collateralized, 8.000% due 7/1/16 (f)(g)	1,888,875

			29,007,875

Miscellaneous - 8.4%
2,000,000	AAA	Anaheim COP, Regular Fixed Option Bonds, MBIA-Insured, 6.200% due 7/16/23	2,203,960
		California County Tobacco Securitization Agency, Asset-Backed Revenue Alameda County:
5,250,000	Baa3*	5.750% due 6/1/29	4,879,612
4,000,000	Baa3*	6.000% due 6/1/42	3,602,360
		California Infrastructure & Economic Development Bank Insured Revenue, AMBAC-Insured, (Rand Corp. Project):
4,000,000	AAA	Series A, 5.500% due 4/1/32	4,236,840
700,000	A-1+	Series B, 1.630% due 4/1/42 (d)	700,000
2,500,000	AAA	California State Public Works Board Lease Revenue, Department of Corrections, Series B, MBIA-Insured, 5.000% due 9/1/21	2,596,050
3,000,000	AAA	Contra Costa County COP, (Capital Projects Program), AMBAC-Insured, 5.250% due 2/1/21	3,156,150
3,680,000	AAA	Fontana COP, AMBAC-Insured, 5.000% due 9/1/21	3,855,315
20,000,000	BBB	Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series 2003-A-1, 6.750% due 6/1/39 (c)	20,025,400
3,250,000	AAA	Los Angeles County Community Facilities, District No. 3, Special Tax, Series A, FSA-Insured, 5.500% due 9/1/14	3,576,788
1,675,000	AAA	Orange County, 1996 Recovery COP, Series A, MBIA-Insured, 6.000% due 7/1/26	1,801,128
		San Francisco City & County COP, San Bruno Jail No. 3, AMBAC-Insured:
14,000,000	AAA	5.250% due 10/1/26 (c)	14,498,540
5,000,000	AAA	5.250% due 10/1/33	5,127,500
2,795,000	AAA	Solano County COP, Capital Improvement Program, AMBAC-Insured, 5.000% due 11/15/19	2,957,809

			73,217,452

Pollution Control - 2.8%
		California Financing Authority PCR:
1,500,000	A+	San Diego Gas & Electric, Series A, 6.800% due 6/1/15 (g)	1,814,055
9,900,000	BBB	Southern California Edison Co., Series B, 6.400% due 12/1/24 (g)	9,925,740
2,770,000	AAA	Fresno County Financing Authority, Solid Waste Revenue, (American Avenue Landfill Project), MBIA-Insured, 5.750% due 5/15/14	2,869,249
		Inland Empire Solid Waste Financing Authority Revenue, (Landfill Improvement Financing Project), Series B, FSA-Insured:
5,000,000	AAA	6.250% due 8/1/11 (f) (g)	5,580,900
2,500,000	AAA	Call 8/1/06 @ 102, 6.000% due 8/1/16 (b)(g)	2,693,675
1,000,000	A-1+	Orange County, Sanitation Districts COP, Series B, 1.640% due 8/1/30 (d)	1,000,000

			23,883,619

Public Facilities - 5.9%
5,000,000	AAA	California State Public Works Board Lease Revenue, Department of Health Services, Series A, MBIA-Insured, 5.750% due 11/1/24	5,427,600
		Irvine California Improvement Board Act of 1915:
832,000	VMIG 1*	District No. 00-18, Series A, 1.630% due 9/2/26 (d)	832,000
1,200,000	A-1	District No. 87-8, 1.640% due 9/2/24 (d)	1,200,000
450,000	AAA	Los Angeles Convention & Exhibition Center Authority, COP, (Call 12/1/05 @ 100), 9.000% due 12/1/20 (b)	480,631
4,500,000	AAA	Palm Springs Financing Authority Lease Revenue, (Convention Center Project), Series A, MBIA-Insured, 5.5000% due 11/1/29	4,885,245

See Notes to Schedule of Investments.

Smith Barney California Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Public Facilities - 5.9% (continued)
		Riverside County COP, (Historic Courthouse Project), Series A:
$2,320,000	A+	5.000% due 11/1/23	$2,359,950
2,705,000	A+	5.000% due 11/1/28	2,675,110
4,600,000	AAA	Sacramento County COP (Public Facilities Project), Solid Waste Facilities, MBIA-Insured, 5.250% due 12/1/16	4,928,440
25,000,000	AAA	San Francisco, California State Building Authority Lease Revenue, San Francisco Civic Center, Complex-A, AMBAC-Insured, 5.250% due 12/1/21 (c)	26,467,000
4,310,000	Aaa*	San Marcos Public Facilities Authority, Public Facilities Revenue, zero coupon due 1/1/19 (f)	2,225,684

			51,481,660

Tax Allocation - 3.6%
2,000,000	AAA	Anaheim Public Finance Authority, Tax Allocation Revenue, Regular Fixed Option Bonds, MBIA-Insured, 6.450% due 12/28/18	2,247,420
1,000,000	AAA	El Centro Redevelopment Agency, Tax Allocation, (El Centro Redevelopment Project), MBIA-Insured, 6.375% due 11/1/17	1,093,300
2,160,000	AAA	Fontana Public Finance Authority, Tax Allocation Revenue, Series A, MBIA-Insured, 5.000% due 9/1/20	2,217,521
		Hawthorne Community Redevelopment Agency, Tax Allocation, (Redevelopment Project Area 2), (Call 9/1/04 @102):
670,000	Baa2*	6.625% due 9/1/14 (b)	687,152
705,000	Baa2*	6.700% due 9/1/20 (b)	723,083
6,485,000	AAA	Healdsburg Community Redevelopment Agency, Tax Allocation, (Sotoyome Community Development Project), Series A, MBIA-Insured, 5.125% due 8/1/31	6,618,332
6,500,000	AAA	La Quinta Redevelopment Agency, Tax Allocation, (Redevelopment Project Area No. 1), AMBAC-Insured, 5.125% due 9/1/32	6,631,950
2,670,000	AAA	Ontario Redevelopment Financing Authority, Tax Allocation, (Redevelopment Project No. 1) MBIA-Insured, 5.800% due 8/1/23 (f)	2,706,259
		Rancho Cucamonga Redevelopment Agency, Tax Allocation, (Rancho Redevelopment Project):
2,500,000	AAA	FSA-Insured, 5.250% due 9/1/20	2,688,075
		MBIA-Insured:
2,445,000	AAA	5.250% due 9/1/16	2,611,480
1,000,000	AAA	5.250% due 9/1/26	1,029,680
2,000,000	AAA	Vista Community Development Commission, Tax Allocation Revenue, (Vista Redevelopment Project), MBIA-Insured, 5.250% due 9/1/15	2,044,720

			31,298,972

Transportation - 14.6%
15,000,000	AAA	California Infrastructure & Economic Development Bank Insured Revenue, Bay Area Toll Bridges 1st Lien, Series A, FGIC-Insured, 5.000% due 7/1/29 (c)	15,229,350
2,000,000	AAA	Foothill Eastern Corridor Agency, California Toll Revenue, Sr. Lien, Series A, (Call 1/1/07@ 100), 6.000% due 1/1/34 (b)(e)	2,155,600
1,250,000	AAA	Fresno Airport Revenue, Series A, FSA-Insured, 5.500% due 7/1/30	1,317,237
9,000,000	AAA	Sacramento County Airport System Revenue, Series A, MBIA-Insured, 5.900% due 7/1/24 (g)	9,631,710
130,000	AAA	San Francisco Airport Improvement Corp. Lease Revenue, (United Airlines Inc.) 8.000% due 7/1/13 (f)	158,506
15,270,000	AAA	San Francisco Bay Area Rapid Transportation District Sales Tax Revenue, AMBAC-Insured, 5.000% due 7/1/28 (c)	15,642,435
		San Joaquin Hills, California Transportation Corridor Agency, Toll Road Revenue Sr. Lien, Escrowed to maturity with state and local government securities:
5,000,000	AAA	Zero coupon to yield 7.400% due 1/1/14 (f)	3,483,800
60,000,000	AAA	Zero coupon to yield 7.273% due 1/1/16 (c)(f)	37,330,200
17,500,000	AAA	Zero coupon to yield 7.440% due 1/1/17 (f)	10,308,725
25,000,000	AAA	Zero coupon to yield 7.440% due 1/1/18 (c)(f)	13,952,000
20,000,000	AAA	Zero coupon to yield 7.440 due 1/1/19 (c) (f)	10,616,000
20,000,000	AAA	Zero coupon to yield 7.410% due 1/1/26 (f)	6,834,000

			126,659,563

Water & Sewer - 20.0%
1,240,000	AAA	Anaheim PFA Revenue, Water Utility, (Lenain Filtration Project), FGIC-Insured, (Pre-Refunded—Escrowed with state and local government securities to 4/1/06 Call @100), 5.250% due 10/1/19	1,292,514

See notes to Schedule of Investments

Smith Barney California Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Water & Sewer - 20.0% (continued)
		California State Department of Water Resources:
		Central Valley Project Revenue, Water System:
$1,000,000	AA	Series O, 5.000% due 12/1/22	$1,027,270
5,000,000	AA	Series S, 5.000% due 12/1/19	5,274,050
11,000,000	AA	Series U, 5.000% due 12/1/29 (c)	11,082,060
		Castaic Lake Water Agency Revenue COP, (Water System Improvement Project), AMBAC-Insured:
7,270,000	AAA	5.250% due 8/1/19	7,815,759
7,615,000	AAA	5.125% due 8/1/30	7,762,274
4,350,000	AAA	City of Vallejo California, Vallejo Parity Revenue, (Water Improvement Project), Series A, FSA-Insured, 5.250% due 5/1/29	4,477,238
6,000,000	AAA	Clovis Sewer Revenue, MBIA-Insured, 5.200% due 8/1/28	6,181,860
4,000,000	AAA	Cucamonga County Water District COP, FGIC-Insured, 5.125% due 9/1/31	4,095,960
11,440,000	AAA	East Bay Municipal Utility District Wastewater Treatment Systems Revenue, FGIC-Insured, 5.000% due 6/1/26 (c)	11,652,098
		East Bay Municipal Utility District Water Systems Revenue:
8,400,000	AAA	FGIC-Insured, 5.000% due 6/1/26	8,635,536
8,400,000	AAA	MBIA-Insured, 5.000% due 6/1/26	8,572,620
		Eastern Municipal Water District COP, Water & Sewer Revenue:
1,000,000	AAA	FGIC-Insured, 6.750% due 7/1/12	1,214,650
17,750,000	AAA	Series A, MBIA-Insured, 5.250% due 7/1/23 (c)	18,554,607
1,900,000	AAA	El Centro Financing Authority, Water & Wastewater Revenue, Series A, AMBAC-Insured, 5.125% due 10/1/27	1,945,030
1,720,000	AAA	Lodi Wastewater System Revenue COP, Series A, MBIA-Insured, 5.000% due 10/1/23	1,793,152
3,600,000	A-1+	Los Angeles Department Water & Power Waterworks Revenue, Sub-Series B-2, 1.630% due 7/1/35 (d)	3,600,000
		Metropolitan Water District, Southern California Waterworks Revenue:
		Series A:
12,900,000	AA+	4.750% due 7/1/22 (c)	13,107,948
2,825,000	AA+	5.000% due 7/1/26 (b)	3,077,555
		Call 1/1/08 @ 101:
1,000,000	AA+	5.000% due 7/1/18 (b)	1,089,400
4,785,000	AAA	5.000% due 7/1/26 (b)	5,212,779
5,540,000	AAA	Pre-Refunded—Escrowed with state and local government securities to 1/1/08 Call @ 101, 5.000% due 7/1/26	6,035,276
10,000,000	AAA	Series B-2, FGIC-Insured, 5.000% due 10/1/26	10,286,900
4,500,000	AAA	Series C, (Call 1/1/07 @ 102), 5.250% due 7/1/16 (b)	4,868,010
1,925,000	AAA	Morgan Hill COP, (Water Systems Improvement Projects), FSA-Insured, 5.125% due 6/1/21	2,042,213
6,575,000	AAA	Placer County Water Agency Revenue COP, (Capital Improvement Projects), AMBAC-Insured, 5.500% due 7/1/29	7,078,513
		Pomona Public Financing Authority Revenue:
2,855,000	AAA	Series Q, MBIA-Insured, (Call 12/1/05 @ 102), 5.750% due 12/1/15 (b)	3,011,483
2,500,000	AAA	Water Facilities Project, Series AA, FSA-Insured, 5.000% due 5/1/29	2,550,700
6,875,000	AAA	San Diego PFA, Sewer Revenue, FGIC-Insured, 5.000% due 5/15/20	6,985,000
2,820,000	AAA	Sunnyvale Financing Authority, Water & Wastewater Revenue, AMBAC-Insured, 5.000% due 10/1/22	2,928,796

			173,251,251

		TOTAL INVESTMENTS - 98.1% (Cost - $767,010,365**)	850,492,500
		Other Assets in Excess of Liabilities - 1.9%	16,205,607

		TOTAL NET ASSETS - 100.0%	$866,698,107

See Notes to Schedule of Investments.

Smith Barney California Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

(a)	All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*) are rated by Moody’s Investors Service.

(b)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	All or a portion of this security is segregated for open futures contracts and open sales with extended settlement dates.

(d)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(e)	All or a portion of this security is held as collateral for open futures contracts.

(f)	Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Income from this issues is considered a preference item for purposes of calculating the alternative minimum tax.

**	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments

ACA — American Capital Assurance

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Notes

BIG — Bond Investors Guaranty

CBI — Certificate of Bond Insurance

CGIC — Capital Guaranty Insurance Company

CHFCLI — California Health Facility Construction Loan Insurance

CONNIE LEE — College Construction Loan Insurance Association

COP — Certificate of Participation

EDA — Economic Development Authority

EDR — Economic Development Revenue

ETM — Escrowed To Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FLAIRS — Floating Adjustable Interest Rate Securities

FNMA — Federal National Mortgage Association

FRTC — Floating Rate Trust Certificates

FSA — Financial Security Assurance

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

INFLOS — Inverse Floaters

ISD — Independent School District

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MFH — Multi-Family Housing

MVRICS — Municipal Variable Rate Inverse Coupon Security

PCR — Pollution Control Revenue

PSF — Permanent School Fund

RAN — Revenue Anticipation Notes

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

TAN — Tax Anticipation Notes

TECP — Tax-Exempt Commercial Paper

TOB — Tender Option Bonds

TRAN — Tax and Revenue Anticipation Notes

Abbreviations* (unaudited) (continued)

SYCC — Structured Yield Curve Certificate

VA — Veterans Administration

VRDD — Variable Rate Daily Demand

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

The Smith Barney California Municipals Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationship between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Investment Transactions and Investment Income. Security transactions are accounted for on trade date.

Notes to the Schedule of Investments (unaudited) (continued)

Note 2. Investments

At November 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$85,799,932
Gross unrealized depreciation	(2,317,797)

Net unrealized appreciation	$83,482,135

At November 30, 2004 the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	2,850	12/04	$314,819,415	$316,617,187	$(1,797,772)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney California Municipals Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date January 31, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date January 31, 2005